Related party transactions and balances (Tables)	12 Months Ended
Jun. 30, 2019
Related party transactions and balances
Summary of revenues from related parties

a.    Revenues – related parties:

		For the Year	For the Year	For the Year
		Ended June 30,	Ended June 30,	Ended June 30,
Name of related party	Relationship	2019	2018	2017

Chongqing Mingwen Food Co., Ltd. (“CQ Mingwen”)	President is the daughter-in-law of the Company’s Chief Executive Officer (“CEO”)	$—	$36,091	$66,525
Chongqing Pengmei Supermarket Co., Ltd (“CQ Pengmei”)	Indirectly owned by CEO and CEO’s spouse	—	334,147	—
		$—	$370,238	$66,525

Summary of accounts receivables from related parties

a.    Accounts receivable – related party:

Name of related party	Relationship	June 30, 2019	June 30, 2018

CQ Pengmei	Significantly influenced by Penglin	$—	$56,955	(1)
(1)	On July 2, 2018, the Company acquired CQ Pengmei and the balance was eliminated upon acquisition subsequent to July 2, 2018.

Summary of customer deposit from related parties	b. Customer deposit – related party:

Name of related party	Relationship	June 30, 2019	June 30, 2018

CQ Mingwen	Significantly influenced by Penglin	$29,643	$31,482

Summary of other receivables from related parties

Name of related party	Relationship	June 30, 2019	June 30, 2018

CQ Pengmei	Significantly influenced by Penglin	$—	$373,065	(2)

(2)   On July 2, 2018, the Company acquired CQ Pengmei and the balance was eliminated upon acquisition subsequent to July 2, 2018.

Summary of other payables to related parties

Name of related party	Name of related party	June 30, 2019	June 30, 2018

Xia Wang	Chief Financial Officer	$83,619	$30,015
Zeshu Dai	CEO	659,420	486,418
Penglin Wang	Son of the CEO	162,047	33,425
Zili Zhang	CEO of CQ Pengmei	429,448	—
		$1,334,534	$549,858

Summary of short-term loans by related parties

			Weighted
			average	Collateral/
Short term loans	Relationship	Maturities	interest rate	Guarantee	June 30, 2019	June 30, 2018

Xia Wang	Chief Financial Officer	February 20, 2020	9.60%	None	104,852	—
Penglin Wang	Son of CEO	December 27, 2019	9.60%	None	224,268	—
Total					$329,120	$—